Segment information and revenue - Major customers fees on lending solution services (Details) - Service fees on lending solution services	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue from contracts with customers
Percentage of entity's revenue	52.98%	59.38%	68.53%
Contributed by Ping An Group
Disaggregation of revenue from contracts with customers
Percentage of entity's revenue	52.98%	59.38%	57.99%
Lufax Holding Ltd ("Lufax" and its subsidiaries)
Disaggregation of revenue from contracts with customers
Percentage of entity's revenue			10.54%